Noncontrolling Interests (Effect On MUFG's Shareholders' Equity From Changes In Ownership Of Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 838,296	¥ 383,314
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	838,296	383,314
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	537
Net transfers from the noncontrolling interest shareholders	537
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 838,833	¥ 383,314